Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

6. INVENTORIES

	As of December 31,
	2024	2025
	RMB	RMB	US$
Raw materials	3,358	5,967	849
Low value consumables	34	34	5
Finished goods	6,492	6,290	895
Less: inventory impairment	(12)	-	-
	9,872	12,291	1,749

The Group recognized nil and nil of reserve of inventory for the years ended December 31, 2024 and 2025, respectively. The impairment is due to the fact that inventory is obsolete and no longer sellable.